Financing receivables, net (Allowance For Financing Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Balance at the beginning of the year	¥ (15,829)
Charge for the year	(170,941)	¥ (15,829)
Balance at the end of the year	¥ (186,770)	¥ (15,829)